Guinness Atkinson Real Assets Income ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 99.6%	Value
	Airport Development/Maintenance: 2.9%
386	Aena SME SA1	$11,386

	Building - Heavy Construction: 5.7%
354	Cellnex Telecom SA1	11,346
76	Vinci SA	11,275
		22,621
	Electric - Distribution: 3.1%
718	National Grid PLC	12,065

	Electric - Generation: 11.7%
994	Enel SpA	10,771
464	Engie SA	14,861
8,288	Greencoat UK Wind PLC/Funds	10,641
3,134	Meridian Energy Ltd.	9,959
		46,232
	Electric - Integrated: 17.3%
3,859	A2A SpA	10,830
155	Alliant Energy Corp.	11,123
88	American Electric Power Co Inc.	11,535
93	Duke Energy Corp.	12,177
511	Iberdrola SA	11,662
98	WEC Energy Group Inc.	11,346
		68,673
	Electric - Transmission: 9.2%
320	Brookfield Infrastructure Partners LP	11,543
88	Elia Group SA/NV	13,406
1,019	Terna - Rete Elettrica Nazionale	11,618
		36,567
	Gas - Transportation: 3.1%
1,611	Snam SpA	12,204

	Investment Companies: 5.3%
2,218	3i Infrastructure PLC	9,791
1,696	Infratil Ltd.	11,354
		21,145
	Pipelines: 2.9%
213	Enbridge Inc.	11,547

	Real Estate Operation/Development: 2.1%
508	CTP NV1	8,455

	REITS - Diversified: 13.3%
59	American Tower Corp.	10,182
4,700	CapitaLand Ascendas REIT	9,029
131	CapitaLand Ascendas REIT - Rights	12
63	Digital Realty Trust Inc.	11,353
13	Equinix Inc.	12,743
56	SBA Communications Corp.	9,638
		52,957

Guinness Atkinson Real Assets Income ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 99.6%	Value
	REITS - Health Care: 11.5%
134	Aedifica SA	$10,757
8,733	Primary Health Properties PLC	10,501
152	Ventas Inc.	12,431
60	Welltower Inc.	11,863
		45,552
	REITS - Warehouse/Industrial: 2.9%
88	Prologis Inc.	11,632

	Transport - Rail: 2.8%
46	Union Pacific Corp.	11,161

	Water: 5.8%
276	Essential Utilities Inc.	11,115
294	Severn Trent PLC	12,024
		23,139

	Total Common Stocks (Cost $373,540)	395,336

	Total Investments in Securities (Cost $373,540): 99.6%	395,336
	Other Assets in Excess of Liabilities: 0.4%	1,674
	Total Net Assets - 100.0%	$397,010

PLC - Public Limited Company

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.